SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.    SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events through the date the consolidated financial statements were issued and determined there have been no material events that require adjustment or disclosure.